UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23468
American Funds Global Insight Fund
(Exact name of registrant as specified in charter)
6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2024
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class A
| AGVFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%
Management's discussion of fund performance
The fund’s Class A shares gained 25.45% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains
.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class A (with sales charge) 2	18.24%	7.29%
American Funds Global Insight Fund — Class A (without sales charge) 2	25.45%	8.57%
MSCI World Index 3	33.68%	11.71%
1
Class A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees
and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class C
| AGVDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.56%
Management's discussion of fund performance
The fund’s Class C shares gained 24.62% for the year ended
October
31, 2024. That
result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative
overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class C (with sales charge) 2	23.62%	7.84%
American Funds Global Insight Fund — Class C (without sales charge) 2	24.62%	7.84%
MSCI World Index 3	33.68%	11.71%
1
Class C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability
of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class T
| AGVTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 63	0.56%
Management's discussion of fund performance
The fund’s Class T shares gained 25.82% for the year ended October 31, 2024. That result compares
with a 33.68% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market
and
easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across
Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class T (with sales charge) 2	22.68%	8.30%
American Funds Global Insight Fund — Class T (without sales charge) 2	25.82%	8.86%
MSCI World Index 3	33.68%	11.71%
1
Class T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio ho
lding
s by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documen
t
s will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-1
| AGVEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 94	0.83%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 25.50% for the year ended October 31, 2024. That result
compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the
fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and c
ap
ital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class F-1 2	25.50%	8.61%
MSCI World Index 3	33.68%	11.71%
1
Class F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-2
| AGVGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What
were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 61	0.54%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 25.83% for the year ended
October
31, 2024. That result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns.
Investments
in Australia and
France
, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class F-2 2	25.83%	8.90%
MSCI World Index 3	33.68%	11.71%
1
Class F-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class F-3
| AGVHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What
were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 51	0.45%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 25.96% for the year ended October 31,
2024
. That result
compares
with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader
portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and
France
, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Global Insight Fund — Class F-3 1,2	25.96%	9.29%	8.94%
MSCI World Index 3	33.68%	12.03%	9.78%
1
The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received
Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers

and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio
holdings
by
sector

(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-A
| CGVYX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What
were the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 91	0.81%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 25.50% for the year ended October 31, 2024. That result
compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall
portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while
still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-A (with sales charge) 2	21.11%	7.82%
American Funds Global Insight Fund — Class 529-A (without sales charge) 2	25.50%	8.60%
MSCI World Index 3	33.68%	11.71%
1
Class 529-A shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio
holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-C
| CGVBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the
last year
?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 180	1.60%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 24.52% for the year ended
October
31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of
dividends
and capital gains.

Average annual total
returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-C (with sales charge) 2	23.52%	7.80%
American Funds Global Insight Fund — Class 529-C (without sales charge) 2	24.52%	7.80%
MSCI World Index 3	33.68%	11.71%
1
Class 529-C shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-E
| CGVEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 116	1.03%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 25.24% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-E 2	25.24%	8.40%
MSCI World Index 3	33.68%	11.71%
1
Class 529-E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-T
| CGVTX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 68	0.60%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 25.78% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-T (with sales charge) 2	22.63%	8.25%
American Funds Global Insight Fund — Class 529-T (without sales charge) 2	25.78%	8.81%
MSCI World Index 3	33.68%	11.71%
1
Class 529-T shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-1
| CGVFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 71	0.63%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 25.74% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-1 2	25.74%	8.81%
MSCI World Index 3	33.68%	11.71%
1
Class 529-F-1 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-2
| CGVGX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 65	0.58%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 25.78% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-2 2	25.78%	10.23%
MSCI World Index 3	33.68%	14.02%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class 529-F-3
| CGVHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 56	0.50%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 25.90% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class 529-F-3 2	25.90%	10.32%
MSCI World Index 3	33.68%	14.02%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-1
|
RGLAX
for the year ended October 31, 2024
This
annual shareholder report
contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 158	1.41%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 24.75% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-1 2	24.75%	8.30%
MSCI World Index 3	33.68%	11.71%
1
Class R-1 shares were first offered on
November 8, 2019
.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2
| RGLBX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 171	1.52%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 24.66% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-2 2	24.66%	8.03%
MSCI World Index 3	33.68%	11.71%
1
Class R-2 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-2E
| RGLHX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 131	1.16%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 25.08% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-2E 2	25.08%	8.41%
MSCI World Index 3	33.68%	11.71%
1
Class R-2E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-3
| RGLDX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 120	1.07%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 25.23% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-3 2	25.23%	8.38%
MSCI World Index 3	33.68%	11.71%
1
Class R-3 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-4
| RGLEX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 90	0.80%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 25.57% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-4 2	25.57%	8.70%
MSCI World Index 3	33.68%	11.71%
1
Class R-4 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5E
| RGLJX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 68	0.60%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 25.79% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-5E 2	25.79%	8.86%
MSCI World Index 3	33.68%	11.71%
1
Class R-5E shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-5
| RGLFX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 56	0.50%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 25.89% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-5 2	25.89%	8.96%
MSCI World Index 3	33.68%	11.71%
1
Class R-5 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-122-1224 © 2024 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Insight Fund
Class R-6
| RGLGX
for the year ended October 31, 2024
This annual shareholder report contains important information about American Funds Global Insight Fund (the "fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the
last year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 51	0.45%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 25.98% for the year ended October 31, 2024. That result compares with a 33.68% gain for the MSCI World Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. experienced strong consumer spending, a healthy labor market and easing inflation. Overseas, however, many global economies began to stagnate toward the end of the period, with mixed results across Europe and the Asia-Pacific region.
Within the portfolio, most equity sectors added to the fund’s positive returns, with holdings in information technology and industrials being particularly additive. Consumer discretionary and financial holdings also saw returns surpassing those of the overall portfolio. From a geographic perspective, shares of companies based in Germany and the U.S. were additive to the return.
Conversely, holdings in energy, consumer staples and health care sectors detracted from the broader portfolio’s return. The fund’s holdings in companies domiciled in Hong Kong posted negative overall returns. Investments in Australia and France, while still positive, were below the portfolio’s overall return.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Global Insight Fund — Class R-6 2	25.98%	9.00%
MSCI World Index 3	33.68%	11.71%
1
Class R-6 shares were first offered on November 8, 2019.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 14,788%
Total number of portfolio holdings	$ 205%
Total advisory fees paid (in millions)	$ 51%
Portfolio turnover rate	$ 21%
Portfolio holdings
by
sector

(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-122-1224 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at capitalgroup.com.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2024	39,000	None	9,000	None
October 31, 2023	35,000	None	8,000	None
Adviser and Affiliates2
October 31, 2024	Not Applicable	44,000	None	None
October 31, 2023	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2024	52,000
October 31, 2023	8,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Global Insight Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended October 31, 2024
Lit. No. MFGEFP4-122-1224 © 2024 Capital Group. All rights reserved.

Investment portfolio October 31, 2024

Common stocks 95.87%		Shares	Value (000)
Industrials 18.78%
	Safran SA	1,164,160	$264,128
	Rolls-Royce Holdings PLC[1]	24,649,727	171,096
	GE Vernova, Inc.[1]	514,411	155,177
	Northrop Grumman Corp.	277,555	141,281
	General Electric Co.	761,263	130,770
	FedEx Corp.	473,212	129,589
	HEICO Corp.	341,432	83,634
	HEICO Corp., Class A	169,853	32,613
	Airbus SE, non-registered shares	731,217	111,429
	ABB, Ltd.	2,002,451	111,215
	Ingersoll-Rand, Inc.	1,080,231	103,702
	Epiroc AB, Class A	5,065,405	99,341
	AMETEK, Inc.	495,191	90,788
	Armstrong World Industries, Inc.	533,290	74,421
	DSV A/S	339,284	73,840
	SMC Corp.	165,600	70,785
	Carrier Global Corp.	880,014	63,995
	Saia, Inc.[1]	112,964	55,195
	RELX PLC	1,168,436	53,704
	ITOCHU Corp.	1,073,800	52,967
	United Airlines Holdings, Inc.[1]	671,002	52,513
	RTX Corp.	425,601	51,493
	Recruit Holdings Co., Ltd.	793,400	48,653
	CSX Corp.	1,434,900	48,270
	MTU Aero Engines AG	136,182	44,543
	Ryanair Holdings PLC (ADR)	979,320	43,345
	Axon Enterprise, Inc.[1]	100,543	42,580
	Honeywell International, Inc.	196,969	40,512
	ITT, Inc.	284,723	39,895
	TransDigm Group, Inc.	28,745	37,435
	Mitsubishi Corp.	2,051,600	37,429
	Canadian National Railway Co. (CAD denominated)	333,740	36,038
	United Rentals, Inc.	41,748	33,933
	Waste Connections, Inc.	188,330	33,287
	Delta Air Lines, Inc.	473,373	27,086
	Lincoln Electric Holdings, Inc.	127,310	24,515
	TFI International, Inc. (CAD denominated)	155,606	20,824
	Veralto Corp.	167,076	17,073
	Daikin Industries, Ltd.	99,500	11,664
	Norfolk Southern Corp.	32,834	8,223
	BAE Systems PLC	498,206	8,034
			2,777,015

Information technology 17.41%
	Broadcom, Inc.	2,402,696	407,906
	Apple, Inc.	1,484,966	335,469
	Microsoft Corp.	825,476	335,432
	SAP SE	912,933	213,381
	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,055,778	201,168
	ASML Holding NV	260,781	175,351
	Keyence Corp.	242,060	108,545
	KLA Corp.	162,734	108,418
	Fujitsu, Ltd.	5,460,000	100,337
	Accenture PLC, Class A	226,592	78,133
	Analog Devices, Inc.	284,509	63,477
	Capgemini SE	339,967	58,608
	ServiceNow, Inc.[1]	55,516	51,796
	Globant SA1	216,336	45,407
	TDK Corp.	3,589,075	42,409
	Atlassian Corp., Class A1	222,860	42,018
	Salesforce, Inc.	136,226	39,692
	Texas Instruments, Inc.	167,397	34,008
	Nomura Research Institute, Ltd.	1,128,300	33,752
	Infineon Technologies AG	871,646	27,525
	OBIC Co., Ltd.	725,500	23,695

1	American Funds Global Insight Fund

Common stocks (continued)		Shares	Value (000)
Information technology (continued)
	Adobe, Inc.[1]	27,367	$13,084
	MicroStrategy, Inc., Class A1	41,469	10,139
	Lam Research Corp.	119,980	8,920
	Constellation Software, Inc.	2,782	8,390
	STMicroelectronics NV	271,170	7,344
			2,574,404

Health care 13.51%
	Novo Nordisk AS, Class B	3,186,120	356,252
	AstraZeneca PLC	1,968,357	279,845
	UnitedHealth Group, Inc.	347,581	196,210
	EssilorLuxottica SA	753,697	177,227
	Abbott Laboratories	1,308,172	148,307
	Regeneron Pharmaceuticals, Inc.[1]	136,581	114,482
	AbbVie, Inc.	546,448	111,404
	Danaher Corp.	401,994	98,754
	Bristol-Myers Squibb Co.	1,515,725	84,532
	BeiGene, Ltd. (ADR)[1]	268,096	54,327
	HOYA Corp.	338,300	45,087
	Terumo Corp.	2,064,500	39,338
	Daiichi Sankyo Co., Ltd.	1,165,900	37,720
	Johnson & Johnson	225,814	36,099
	Eli Lilly and Co.	39,242	32,561
	Sarepta Therapeutics, Inc.[1]	248,546	31,317
	Chugai Pharmaceutical Co., Ltd.	648,900	30,961
	Innovent Biologics, Inc.[1]	6,413,500	27,878
	Amgen, Inc.	75,644	24,218
	Straumann Holding AG	168,487	22,097
	Merck & Co., Inc.	188,949	19,333
	Mettler-Toledo International, Inc.[1]	11,504	14,860
	Molina Healthcare, Inc.[1]	23,106	7,422
	Genmab AS1	32,910	7,345
			1,997,576

Financials 12.62%
	JPMorgan Chase & Co.	902,626	200,311
	Visa, Inc., Class A	502,662	145,697
	London Stock Exchange Group PLC	1,049,224	142,545
	Marsh & McLennan Companies, Inc.	553,393	120,772
	AIA Group, Ltd.	13,580,678	108,064
	DBS Group Holdings, Ltd.	3,678,035	105,851
	Mastercard, Inc., Class A	172,494	86,176
	Aon PLC, Class A	225,325	82,665
	S&P Global, Inc.	165,330	79,418
	Hong Kong Exchanges and Clearing, Ltd.	1,785,700	71,352
	Wells Fargo & Co.	939,649	61,002
	Skandinaviska Enskilda Banken AB, Class A	4,161,649	58,805
	Arthur J. Gallagher & Co.	188,539	53,017
	Partners Group Holding AG	37,045	51,376
	State Street Corp.	524,726	48,695
	NatWest Group PLC	10,220,426	48,357
	MSCI, Inc.	80,542	46,006
	UniCredit SpA	962,193	42,628
	PNC Financial Services Group, Inc.	211,201	39,763
	CME Group, Inc., Class A	175,197	39,482
	Deutsche Bank AG	2,057,715	35,038
	Euronext NV	302,347	33,359
	Toast, Inc., Class A1	1,104,772	33,176
	Chubb, Ltd.	93,821	26,499
	Blackstone, Inc.	121,637	20,405
	Jack Henry & Associates, Inc.	98,719	17,960
	Arch Capital Group, Ltd.[1]	176,189	17,365
	Münchener Rückversicherungs-Gesellschaft AG	32,026	16,408
	DNB Bank ASA	731,525	15,116
	Brookfield Asset Management, Ltd., Class A	186,417	9,888
	ICICI Bank, Ltd. (ADR)	309,432	9,410
			1,866,606

American Funds Global Insight Fund	2

Common stocks (continued)		Shares	Value (000)

Consumer discretionary 8.27%
	Industria de Diseño Textil, SA	3,094,975	$176,363
	Hilton Worldwide Holdings, Inc.	676,746	158,934
	Amadeus IT Group SA, Class A, non-registered shares	1,724,313	125,159
	Royal Caribbean Cruises, Ltd.	540,143	111,459
	MercadoLibre, Inc.[1]	49,929	101,714
	Amazon.com, Inc.[1]	425,334	79,282
	LVMH Moët Hennessy-Louis Vuitton SE	96,250	63,865
	Hermès International	25,981	58,988
	Tractor Supply Co.	196,821	52,258
	Ferrari NV (EUR denominated)	95,731	45,765
	adidas AG	182,095	43,413
	Norwegian Cruise Line Holdings, Ltd.[1]	1,501,708	38,053
	B&M European Value Retail SA	7,583,726	37,859
	Marriott International, Inc., Class A	137,382	35,722
	Churchill Downs, Inc.	249,977	35,022
	Evolution AB	324,460	30,642
	YUM! Brands, Inc.	131,839	17,292
	H World Group, Ltd.	2,221,000	8,192
	Aristocrat Leisure, Ltd.	74,573	2,992
			1,222,974

Consumer staples 6.75%
	Philip Morris International, Inc.	1,173,985	155,788
	L’Oréal SA, non-registered shares	300,987	113,346
	Anheuser-Busch InBev SA/NV	1,767,828	105,263
	Anheuser-Busch InBev SA/NV (ADR)	124,301	7,380
	Danone SA	1,328,492	94,920
	Nestlé SA	1,001,278	94,681
	Carlsberg A/S, Class B	732,985	80,881
	Costco Wholesale Corp.	68,638	60,002
	Imperial Brands PLC	1,683,156	50,722
	Constellation Brands, Inc., Class A	188,242	43,736
	General Mills, Inc.	641,630	43,644
	Keurig Dr Pepper, Inc.	1,142,081	37,631
	Uni-Charm Corp.	1,087,800	34,850
	British American Tobacco PLC	984,071	34,271
	Pernod Ricard SA	267,630	33,418
	Coca-Cola Co.	121,921	7,963
			998,496

Communication services 6.59%
	Alphabet, Inc., Class A	1,141,820	195,377
	Alphabet, Inc., Class C	815,443	140,819
	Meta Platforms, Inc., Class A	195,011	110,684
	Comcast Corp., Class A	2,120,069	92,583
	Charter Communications, Inc., Class A1	229,820	75,291
	Koninklijke KPN NV	19,212,631	75,075
	T-Mobile US, Inc.	324,615	72,441
	Nintendo Co., Ltd.	1,362,800	72,141
	Electronic Arts, Inc.	416,641	62,850
	América Móvil, SAB de CV, Class B (ADR)	3,202,541	50,408
	Netflix, Inc.[1]	17,898	13,532
	Tencent Holdings, Ltd.	167,900	8,736
	Singapore Telecommunications, Ltd.	1,680,000	3,976
			973,913

Energy 4.02%
	TotalEnergies SE	3,375,032	211,103
	TC Energy Corp. (CAD denominated)	2,442,696	113,613
	BP PLC	22,363,017	108,692
	Chevron Corp.	440,406	65,541
	ConocoPhillips	416,317	45,603
	EQT Corp.	634,195	23,174
	Cenovus Energy, Inc.	1,142,030	18,353
	South Bow Corp. (CAD denominated)[1]	350,036	8,741
			594,820

3	American Funds Global Insight Fund

Common stocks (continued)			Shares	Value (000)

Utilities 3.67%
	Engie SA		6,667,602	$111,712
	Constellation Energy Corp.		291,305	76,602
	Edison International		736,685	60,703
	CenterPoint Energy, Inc.		1,777,811	52,499
	AES Corp.		2,908,115	47,955
	CMS Energy Corp.		678,202	47,210
	Sempra		544,327	45,380
	Entergy Corp.		283,013	43,805
	National Grid PLC		2,448,186	30,769
	Atmos Energy Corp.		109,493	15,195
	SSE PLC		499,613	11,333
				543,163

Materials 3.61%
	Air Liquide SA		601,780	107,836
	Shin-Etsu Chemical Co., Ltd.		2,556,900	94,639
	Givaudan SA		19,080	90,651
	Freeport-McMoRan, Inc.		1,738,270	78,257
	Linde PLC		169,303	77,227
	Sika AG		225,990	63,043
	Sherwin-Williams Co.		59,854	21,474
				533,127

Real estate 0.64%
	Link REIT		7,867,769	36,681
	Equinix, Inc. REIT		33,611	30,521
	Welltower, Inc. REIT		208,049	28,062
				95,264
	Total common stocks (cost: $11,093,799,000)			14,177,358
Short-term securities 3.88%		Weighted average yield at acquisition	Principal amount (000)
Commercial paper 2.47%
	Canadian Imperial Bank of Commerce 11/1/2024[2]	4.673%	USD225,000	224,970
	DBS Bank, Ltd. 11/4/2024[2]	4.669	100,000	99,946
	Desjardins Group 11/4/2024[2]	4.669	40,000	39,979
				364,895

Bonds & notes of governments & government agencies outside the U.S. 0.95%
	FMS Wertmanagement 11/4/2024[2]	4.660	140,000	139,926
			Shares
Money market investments 0.46%
	Capital Group Central Cash Fund 4.87%[3,4]		681,152	68,115
				68,115
	Total short-term securities (cost: $573,016,000)			572,936
	Total investment securities 99.75% (cost: $11,666,815,000)			14,750,294
	Other assets less liabilities 0.25%			37,699
	Net assets 100.00%			$14,787,993

American Funds Global Insight Fund	4

Investments in affiliates4

	Value at 11/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2024 (000)	Dividend or interest income (000)
Short-term securities 0.46%
Money market investments 0.46%
Capital Group Central Cash Fund 4.87% [3]	$221,986	$3,187,078	$3,341,246	$341	$(44)	$68,115	$32,518

[1]	Security did not produce income during the last 12 months.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $504,821,000, which represented
3.41% of the net assets of the fund.

[3]	Rate represents the seven-day yield at 10/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

5	American Funds Global Insight Fund

Financial statements
Statement of assets and liabilities at October 31, 2024

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $11,598,687)	$14,682,179
Affiliated issuers (cost: $68,128)	68,115	$14,750,294
Cash		57
Cash denominated in currencies other than U.S. dollars (cost: $1,430)		1,430
Receivables for:
Sales of investments	274
Sales of fund’s shares	35,493
Dividends	21,268
Securities lending income	2	57,037
		14,808,818
Liabilities:
Payables for:
Purchases of investments	9,417
Repurchases of fund’s shares	4,167
Investment advisory services	5,233
Services provided by related parties	599
Trustees’ deferred compensation	153
Non-U.S. taxes	1,048
Other	208	20,825
Net assets at October 31, 2024		$14,787,993
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,611,774
Total distributable earnings (accumulated loss)		2,176,219
Net assets at October 31, 2024		$14,787,993

Refer to the notes to financial statements.

American Funds Global Insight Fund	6

Financial statements (continued)
Statement of assets and liabilities at October 31, 2024 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (621,393 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$172,346	7,291	$23.64
Class C	8,146	348	23.37
Class T	14	1	23.78
Class F-1	6,353	269	23.64
Class F-2	1,033,202	43,465	23.77
Class F-3	1,780,539	74,770	23.81
Class 529-A	15,107	638	23.65
Class 529-C	1,191	51	23.38
Class 529-E	166	7	23.61
Class 529-T	15	1	23.77
Class 529-F-1	15	1	23.77
Class 529-F-2	4,918	207	23.69
Class 529-F-3	15	1	23.71
Class R-1	183	8	23.60
Class R-2	1,008	43	23.30
Class R-2E	103	4	23.66
Class R-3	4,422	187	23.57
Class R-4	821	35	23.66
Class R-5E	1,226	51	23.74
Class R-5	1,284	54	23.79
Class R-6	11,756,919	493,961	23.80

Refer to the notes to financial statements.

7	American Funds Global Insight Fund

Financial statements (continued)
Statement of operations for the year ended October 31, 2024

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,995; also includes $32,518 from affiliates)	$243,167
Interest from unaffiliated issuers	2,761
Securities lending income (net of fees)	169	$246,097
Fees and expenses*:
Investment advisory services	51,075
Distribution services	655
Transfer agent services	733
Administrative services	3,728
529 plan services	11
Reports to shareholders	75
Registration statement and prospectus	511
Trustees’ compensation	87
Auditing and legal	104
Custodian	565
Other	90
Total fees and expenses before reimbursement	57,634
Less reimbursement of fees and expenses:
Transfer agent services reimbursements	3
Total fees and expenses after reimbursement		57,631
Net investment income		188,466
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(237,061)
Affiliated issuers	341
Currency transactions	(1,486)	(238,206)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	2,588,098
Affiliated issuers	(44)
Currency translations	72	2,588,126
Net realized gain (loss) and unrealized appreciation (depreciation)		2,349,920
Net increase (decrease) in net assets resulting from operations		$2,538,386
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Global Insight Fund	8

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended October 31,
	2024	2023

Operations:
Net investment income	$188,466	$161,726
Net realized gain (loss)	(238,206)	(357,069)
Net unrealized appreciation (depreciation)	2,588,126	1,048,401
Net increase (decrease) in net assets resulting from operations	2,538,386	853,058
Distributions paid to shareholders	(160,405)	(124,836)
Net capital share transactions	2,966,338	571,770
Total increase (decrease) in net assets	5,344,319	1,299,992
Net assets:
Beginning of year	9,443,674	8,143,682
End of year	$14,787,993	$9,443,674
Refer to the notes to financial statements.

9	American Funds Global Insight Fund

Notes to financial statements
1. Organization

American Funds Global Insight Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide prudent growth of capital and conservation of principal.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

American Funds Global Insight Fund	10

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

11	American Funds Global Insight Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of October 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$1,618,187	$1,158,828	$—	$2,777,015
Information technology	1,783,457	790,947	—	2,574,404
Health care	973,826	1,023,750	—	1,997,576
Financials	1,137,707	728,899	—	1,866,606
Consumer discretionary	629,736	593,238	—	1,222,974
Consumer staples	356,144	642,352	—	998,496
Communication services	813,985	159,928	—	973,913
Energy	275,025	319,795	—	594,820
Utilities	389,349	153,814	—	543,163
Materials	176,958	356,169	—	533,127
Real estate	58,583	36,681	—	95,264
Short-term securities	68,115	504,821	—	572,936
Total	$8,281,072	$6,469,222	$—	$14,750,294

American Funds Global Insight Fund	12

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

13	American Funds Global Insight Fund

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of October 31, 2024, the fund did not have any securities out on loan.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended October 31, 2024, the fund reclassified $2,908,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

American Funds Global Insight Fund	14

As of October 31, 2024, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$162,504
Capital loss carryforward*	(1,069,308)
Gross unrealized appreciation on investments	3,361,665
Gross unrealized depreciation on investments	(278,421)
Net unrealized appreciation (depreciation) on investments	3,083,244
Cost of investments	11,667,050
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended October 31,
Share class	2024	2023
Class A	$1,825	$1,262
Class C	38	23
Class T	— †	— †
Class F-1	71	55
Class F-2	2,179	1,781
Class F-3	21,266	17,060
Class 529-A	147	104
Class 529-C	6	2
Class 529-E	1	1
Class 529-T	— †	— †
Class 529-F-1	— †	— †
Class 529-F-2	55	40
Class 529-F-3	— †	— †
Class R-1	1	1
Class R-2	6	3
Class R-2E	1	1
Class R-3	44	12
Class R-4	15	6
Class R-5E	15	6
Class R-5	20	1
Class R-6	134,715	104,478
Total	$160,405	$124,836
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.411% on the first $15.0 billion of daily net assets and decreasing to 0.390% on such assets in excess of $15.0 billion. For the year ended October 31, 2024, the investment advisory services fees were $51,075,000, which were equivalent to an annualized rate of 0.411% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

15	American Funds Global Insight Fund

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.30%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2024, CRMC reimbursed transfer agent services fees of $3,000 for Class R-3 and R-5E shares. CRMC does not intend to recoup this reimbursement.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2024, the 529 plan services fees were $11,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.

American Funds Global Insight Fund	16

For the year ended October 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$489	$184	$49	Not applicable
Class C	79	9	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	15	8	2	Not applicable
Class F-2	Not applicable	469	156	Not applicable
Class F-3	Not applicable	— *	470	Not applicable
Class 529-A	28	13	4	$8
Class 529-C	12	1	1	1
Class 529-E	1	— *	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	1	— *	— *	Not applicable
Class R-2	7	3	— *	Not applicable
Class R-2E	1	— *	— *	Not applicable
Class R-3	20	7	1	Not applicable
Class R-4	2	1	— *	Not applicable
Class R-5E	Not applicable	2	— *	Not applicable
Class R-5	Not applicable	1	1	Not applicable
Class R-6	Not applicable	32	3,040	Not applicable

Total class-specific expenses	$655	$733	$3,728	$11
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $87,000 in the fund’s statement of operations reflects $57,000 in current fees (either paid in cash or deferred) and a net increase of $30,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended October 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $338,219,000 and $94,870,000, respectively, which generated $12,639,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2024.

17	American Funds Global Insight Fund

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2024
Class A	$28,152	1,274	$1,787	87	$(27,896)	(1,250)	$2,043	111
Class C	1,018	46	37	2	(1,412)	(65)	(357)	(17)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,201	53	71	3	(1,597)	(72)	(325)	(16)
Class F-2	967,470	41,979	1,921	93	(131,781)	(5,705)	837,610	36,367
Class F-3	350,472	15,387	21,264	1,023	(156,177)	(7,050)	215,559	9,360
Class 529-A	3,440	151	147	7	(2,190)	(98)	1,397	60
Class 529-C	234	11	6	— †	(318)	(14)	(78)	(3)
Class 529-E	7	— †	1	— †	(20)	(1)	(12)	(1)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	1,398	63	54	2	(604)	(27)	848	38
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	61	3	1	— †	— †	— †	62	3
Class R-2	264	12	6	— †	(139)	(6)	131	6
Class R-2E	8	— †	1	— †	(25)	(1)	(16)	(1)
Class R-3	1,359	61	43	2	(1,156)	(52)	246	11
Class R-4	134	6	15	1	(604)	(27)	(455)	(20)
Class R-5E	464	20	15	1	(343)	(16)	136	5
Class R-5	177	8	18	1	(427)	(18)	(232)	(9)
Class R-6	2,378,509	104,069	134,715	6,486	(603,443)	(27,162)	1,909,781	83,393
Total net increase (decrease)	$3,734,368	163,143	$160,102	7,708	$(928,132)	(41,564)	$2,966,338	129,287
Refer to the end of the table for footnotes.

American Funds Global Insight Fund	18

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2023
Class A	$49,054	2,562	$1,235	66	$(28,929)	(1,514)	$21,360	1,114
Class C	1,828	95	22	1	(1,417)	(73)	433	23
Class T	—	—	—	—	—	—	—	—
Class F-1	2,460	129	54	3	(1,535)	(79)	979	53
Class F-2	64,699	3,318	1,707	91	(61,306)	(3,158)	5,100	251
Class F-3	184,741	9,453	17,021	909	(163,152)	(8,432)	38,610	1,930
Class 529-A	2,674	136	104	6	(1,018)	(52)	1,760	90
Class 529-C	421	22	2	— †	(288)	(15)	135	7
Class 529-E	50	3	1	— †	(70)	(3)	(19)	—
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	829	42	40	3	(707)	(36)	162	9
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	39	2	1	— †	(1)	—	39	2
Class R-2	403	21	3	— †	(75)	(4)	331	17
Class R-2E	8	— †	1	— †	(5)	—	4	— †
Class R-3	2,830	144	12	1	(639)	(33)	2,203	112
Class R-4	704	36	6	— †	(169)	(9)	541	27
Class R-5E	586	30	6	— †	(164)	(8)	428	22
Class R-5	1,223	62	1	— †	(79)	(4)	1,145	58
Class R-6	729,346	36,568	104,477	5,581	(335,264)	(17,148)	498,559	25,001
Total net increase (decrease)	$1,041,895	52,623	$124,693	6,661	$(594,818)	(30,568)	$571,770	28,716
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,494,947,000 and $2,532,029,000, respectively, during the year ended October 31, 2024.
11. Ownership concentration

At October 31, 2024, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2035 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, and American Funds 2030 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 13%, 12%, and 10%, respectively. CRMC is the investment adviser to the three target date retirement funds.

19	American Funds Global Insight Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
10/31/2024	$19.07	$.26	$4.56	$4.82	$(.25 )	$—	$(.25 )	$23.64	25.45%	$172	.86%	.86%	1.15%
10/31/2023	17.47	.26	1.54	1.80	(.20 )	—	(.20 )	19.07	10.34	137.87		.87	1.33
10/31/2022	21.74	.20	(4.34)	(4.14)	(.13 )	—	(.13 )	17.47	(19.16)	106.88		.88	1.03
10/31/2021	16.75	.18	4.92	5.10	(.11 )	—	(.11 )	21.74	30.57	100.93		.90	.87
10/31/2020[5,6]	16.72	.10	.41	.51	(.26 )	(.22 )	(.48 )	16.75	3.08 [7]	37	.99 [8]	.99 [8]	.63 [8]
Class C:
10/31/2024	18.85	.10	4.53	4.63	(.11 )	—	(.11 )	23.37	24.62	8	1.56	1.56	.45
10/31/2023	17.27	.12	1.53	1.65	(.07 )	—	(.07 )	18.85	9.54	7	1.57	1.57	.63
10/31/2022	21.52	.06	(4.31)	(4.25)	— [9]	—	— [9]	17.27	(19.74)	6	1.58	1.58	.33
10/31/2021	16.66	.03	4.90	4.93	(.07 )	—	(.07 )	21.52	29.71	6	1.63	1.60	.17
10/31/2020[5,6]	16.72	(.02 )	.44	.42	(.26 )	(.22 )	(.48 )	16.66	2.47 [7]	2	1.68 [8]	1.68 [8]	(.11 )[8]
Class T:
10/31/2024	19.18	.33	4.58	4.91	(.31 )	—	(.31 )	23.78	25.82 [10]	— [11]	.56 [10]	.56 [10]	1.45 [10]
10/31/2023	17.56	.32	1.55	1.87	(.25 )	—	(.25 )	19.18	10.70 [10]	— [11]	.56 [10]	.56 [10]	1.65 [10]
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.92)[10]	— [11]	.56 [10]	.56 [10]	1.33 [10]
10/31/2021	16.77	.23	4.94	5.17	(.11 )	—	(.11 )	21.83	30.94 [10]	— [11]	.67 [10]	.64 [10]	1.12 [10]
10/31/2020[5,6]	16.72	.14	.39	.53	(.26 )	(.22 )	(.48 )	16.77	3.21 [7,10]	— [11]	.94 [8,10]	.87 [8,10]	.86 [8,10]
Class F-1:
10/31/2024	19.07	.26	4.57	4.83	(.26 )	—	(.26 )	23.64	25.50	7.83		.83	1.18
10/31/2023	17.47	.27	1.54	1.81	(.21 )	—	(.21 )	19.07	10.38	6.82		.82	1.37
10/31/2022	21.75	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.47	(19.14)	4.84		.84	1.06
10/31/2021	16.76	.19	4.92	5.11	(.12 )	—	(.12 )	21.75	30.61	4.90		.87	.91
10/31/2020[5,6]	16.72	.11	.41	.52	(.26 )	(.22 )	(.48 )	16.76	3.14 [7]	1	.95 [8]	.94 [8]	.68 [8]
Class F-2:
10/31/2024	19.17	.28	4.63	4.91	(.31 )	—	(.31 )	23.77	25.83	1,033.54		.54	1.21
10/31/2023	17.56	.32	1.55	1.87	(.26 )	—	(.26 )	19.17	10.66	136.56		.56	1.65
10/31/2022	21.83	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.56	(18.90)	120.57		.57	1.35
10/31/2021	16.80	.24	4.94	5.18	(.15 )	—	(.15 )	21.83	30.96	98.64		.61	1.16
10/31/2020[5,6]	16.72	.15	.41	.56	(.26 )	(.22 )	(.48 )	16.80	3.39 [7]	39	.66 [8]	.66 [8]	.90 [8]
Class F-3:
10/31/2024	19.20	.35	4.59	4.94	(.33 )	—	(.33 )	23.81	25.96	1,781.45		.45	1.54
10/31/2023	17.58	.34	1.55	1.89	(.27 )	—	(.27 )	19.20	10.80	1,256.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.83)	1,116.47		.47	1.43
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	1,249.56		.53	1.23
10/31/2020[12]	16.47	.18	.65	.83	(.27 )	(.22 )	(.49 )	16.81	5.04	800.62		.62	1.10
Class 529-A:
10/31/2024	19.08	.27	4.56	4.83	(.26 )	—	(.26 )	23.65	25.50	15.81		.81	1.20
10/31/2023	17.48	.27	1.54	1.81	(.21 )	—	(.21 )	19.08	10.37	11.82		.82	1.38
10/31/2022	21.76	.20	(4.34)	(4.14)	(.14 )	—	(.14 )	17.48	(19.13)	9.86		.86	1.06
10/31/2021	16.75	.21	4.90	5.11	(.10 )	—	(.10 )	21.76	30.69	7.83		.80	.99
10/31/2020[5,6]	16.72	.10	.41	.51	(.26 )	(.22 )	(.48 )	16.75	3.01 [7]	2	1.05 [8]	1.05 [8]	.62 [8]
Refer to the end of the table for footnotes.

American Funds Global Insight Fund	20

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
10/31/2024	$18.87	$.09	$4.52	$4.61	$(.10 )	$—	$(.10 )	$23.38	24.52%	$1	1.60%	1.60%	.41%
10/31/2023	17.27	.12	1.53	1.65	(.05 )	—	(.05 )	18.87	9.53	1	1.62	1.62	.61
10/31/2022	21.53	.05	(4.31)	(4.26)	—	—	—	17.27	(19.79)	1	1.62	1.62	.27
10/31/2021	16.66	.03	4.90	4.93	(.06 )	—	(.06 )	21.53	29.62	1	1.66	1.63	.16
10/31/2020[5,6]	16.72	— [9]	.42	.42	(.26 )	(.22 )	(.48 )	16.66	2.52 [7]	— [11]	1.69 [8]	1.68 [8]	.01 [8]
Class 529-E:
10/31/2024	19.02	.22	4.55	4.77	(.18 )	—	(.18 )	23.61	25.24	— [11]	1.03	1.03	.98
10/31/2023	17.43	.23	1.53	1.76	(.17 )	—	(.17 )	19.02	10.11	— [11]	1.05	1.05	1.19
10/31/2022	21.70	.17	(4.34)	(4.17)	(.10 )	—	(.10 )	17.43	(19.30)	— [11]	1.04	1.04	.89
10/31/2021	16.73	.14	4.93	5.07	(.10 )	—	(.10 )	21.70	30.42 [10]	— [11]	1.07 [10]	1.04 [10]	.69 [10]
10/31/2020[5,6]	16.72	.10	.39	.49	(.26 )	(.22 )	(.48 )	16.73	2.96 [7,10]	— [11]	1.10 [8,10]	1.10 [8,10]	.60 [8,10]
Class 529-T:
10/31/2024	19.17	.32	4.58	4.90	(.30 )	—	(.30 )	23.77	25.78 [10]	— [11]	.60 [10]	.60 [10]	1.41 [10]
10/31/2023	17.55	.31	1.55	1.86	(.24 )	—	(.24 )	19.17	10.64 [10]	— [11]	.60 [10]	.60 [10]	1.61 [10]
10/31/2022	21.82	.25	(4.36)	(4.11)	(.16 )	—	(.16 )	17.55	(18.97)[10]	— [11]	.62 [10]	.62 [10]	1.27 [10]
10/31/2021	16.77	.22	4.93	5.15	(.10 )	—	(.10 )	21.82	30.91 [10]	— [11]	.71 [10]	.69 [10]	1.08 [10]
10/31/2020[5,6]	16.72	.13	.40	.53	(.26 )	(.22 )	(.48 )	16.77	3.14 [7,10]	— [11]	.99 [8,10]	.91 [8,10]	.82 [8,10]
Class 529-F-1:
10/31/2024	19.17	.31	4.58	4.89	(.29 )	—	(.29 )	23.77	25.74 [10]	— [11]	.63 [10]	.63 [10]	1.38 [10]
10/31/2023	17.55	.31	1.54	1.85	(.23 )	—	(.23 )	19.17	10.60 [10]	— [11]	.63 [10]	.63 [10]	1.57 [10]
10/31/2022	21.82	.24	(4.35)	(4.11)	(.16 )	—	(.16 )	17.55	(18.98)[10]	— [11]	.66 [10]	.66 [10]	1.23 [10]
10/31/2021	16.79	.22	4.94	5.16	(.13 )	—	(.13 )	21.82	30.82 [10]	— [11]	.72 [10]	.69 [10]	1.07 [10]
10/31/2020[5,6]	16.72	.15	.40	.55	(.26 )	(.22 )	(.48 )	16.79	3.32 [7,10]	— [11]	.76 [8,10]	.75 [8,10]	.95 [8,10]
Class 529-F-2:
10/31/2024	19.11	.32	4.56	4.88	(.30 )	—	(.30 )	23.69	25.78	5.58		.58	1.42
10/31/2023	17.50	.32	1.54	1.86	(.25 )	—	(.25 )	19.11	10.67	3.59		.59	1.63
10/31/2022	21.77	.26	(4.36)	(4.10)	(.17 )	—	(.17 )	17.50	(18.97)	3.60		.60	1.33
10/31/2021	16.75	.23	4.93	5.16	(.14 )	—	(.14 )	21.77	30.91	2.68		.65	1.13
10/31/2020[5,13]	16.75	—	—	—	—	—	—	16.75	—	1	—	—	—
Class 529-F-3:
10/31/2024	19.12	.34	4.57	4.91	(.32 )	—	(.32 )	23.71	25.90	— [11]	.50	.50	1.50
10/31/2023	17.51	.33	1.54	1.87	(.26 )	—	(.26 )	19.12	10.71	— [11]	.52	.52	1.69
10/31/2022	21.76	.26	(4.33)	(4.07)	(.18 )	—	(.18 )	17.51	(18.86)	— [11]	.53	.53	1.36
10/31/2021	16.75	.24	4.93	5.17	(.16 )	—	(.16 )	21.76	30.99	— [11]	.66	.58	1.18
10/31/2020[5,13]	16.75	—	—	—	—	—	—	16.75	—	— [11]	—	—	—
Class R-1:
10/31/2024	19.07	.13	4.57	4.70	(.17 )	—	(.17 )	23.60	24.75 [10]	— [11]	1.41 [10]	1.41 [10]	.57 [10]
10/31/2023	17.52	.15	1.56	1.71	(.16 )	—	(.16 )	19.07	9.79 [10]	— [11]	1.39 [10]	1.39 [10]	.78 [10]
10/31/2022	21.77	.13	(4.36)	(4.23)	(.02 )	—	(.02 )	17.52	(19.41)[10]	— [11]	1.27 [10]	1.26 [10]	.68 [10]
10/31/2021	16.80	.16	4.93	5.09	(.12 )	—	(.12 )	21.77	30.45 [10]	— [11]	1.23 [10]	1.10 [10]	.79 [10]
10/31/2020[5,6]	16.72	.14	.42	.56	(.26 )	(.22 )	(.48 )	16.80	3.33 [7,10]	— [11]	1.02 [8,10]	.81 [8,10]	.85 [8,10]
Refer to the end of the table for footnotes.

21	American Funds Global Insight Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
10/31/2024	$18.84	$.11	$4.51	$4.62	$(.16 )	$—	$(.16 )	$23.30	24.66%	$1	1.52%	1.52%	.50%
10/31/2023	17.31	.13	1.53	1.66	(.13 )	—	(.13 )	18.84	9.59	1	1.52	1.52	.68
10/31/2022	21.64	.08	(4.31)	(4.23)	(.10 )	—	(.10 )	17.31	(19.64)	— [11]	1.49	1.49	.44
10/31/2021	16.75	.07	4.92	4.99	(.10 )	—	(.10 )	21.64	29.90	— [11]	1.45	1.43	.36
10/31/2020[5,6]	16.72	.06	.45	.51	(.26 )	(.22 )	(.48 )	16.75	3.05 [7,10]	— [11]	1.19 [8,10]	1.19 [8,10]	.37 [8,10]
Class R-2E:
10/31/2024	19.08	.19	4.57	4.76	(.18 )	—	(.18 )	23.66	25.08 [10]	— [11]	1.16 [10]	1.16 [10]	.85 [10]
10/31/2023	17.49	.20	1.54	1.74	(.15 )	—	(.15 )	19.08	9.97 [10]	— [11]	1.17 [10]	1.17 [10]	1.04 [10]
10/31/2022	21.74	.14	(4.35)	(4.21)	(.04 )	—	(.04 )	17.49	(19.39)[10]	— [11]	1.16 [10]	1.16 [10]	.74 [10]
10/31/2021	16.81	.14	4.95	5.09	(.16 )	—	(.16 )	21.74	30.39 [10]	— [11]	1.22 [10]	1.17 [10]	.69 [10]
10/31/2020[5,6]	16.72	.18	.39	.57	(.26 )	(.22 )	(.48 )	16.81	3.44 [7,10]	— [11]	.85 [8,10]	.64 [8,10]	1.09 [8,10]
Class R-3:
10/31/2024	19.04	.21	4.56	4.77	(.24 )	—	(.24 )	23.57	25.23	5	1.12	1.07	.93
10/31/2023	17.47	.19	1.57	1.76	(.19 )	—	(.19 )	19.04	10.07	3	1.12	1.07	.99
10/31/2022	21.71	.15	(4.35)	(4.20)	(.04 )	—	(.04 )	17.47	(19.39)	1	1.14	1.14	.78
10/31/2021	16.76	.15	4.91	5.06	(.11 )	—	(.11 )	21.71	30.32	1	1.12	1.09	.72
10/31/2020[5,6]	16.72	.11	.41	.52	(.26 )	(.22 )	(.48 )	16.76	3.14 [7,10]	— [11]	1.04 [8,10]	1.01 [8,10]	.71 [8,10]
Class R-4:
10/31/2024	19.09	.26	4.58	4.84	(.27 )	—	(.27 )	23.66	25.57	1.80		.80	1.16
10/31/2023	17.48	.25	1.56	1.81	(.20 )	—	(.20 )	19.09	10.39	1.80		.80	1.29
10/31/2022	21.79	.20	(4.33)	(4.13)	(.18 )	—	(.18 )	17.48	(19.11)	1.81		.81	1.05
10/31/2021	16.80	.22	4.91	5.13	(.14 )	—	(.14 )	21.79	30.69	1.86		.82	1.06
10/31/2020[5,6]	16.72	.16	.40	.56	(.26 )	(.22 )	(.48 )	16.80	3.39 [7,10]	— [11]	.89 [8,10]	.69 [8,10]	.98 [8,10]
Class R-5E:
10/31/2024	19.15	.31	4.58	4.89	(.30 )	—	(.30 )	23.74	25.79	1.67		.60	1.40
10/31/2023	17.54	.31	1.54	1.85	(.24 )	—	(.24 )	19.15	10.60	1.69		.61	1.58
10/31/2022	21.83	.24	(4.35)	(4.11)	(.18 )	—	(.18 )	17.54	(18.99)	1.66		.66	1.26
10/31/2021	16.81	.26	4.92	5.18	(.16 )	—	(.16 )	21.83	30.95	— [11]	.69	.63	1.23
10/31/2020[5,6]	16.72	.18	.39	.57	(.26 )	(.22 )	(.48 )	16.81	3.45 [7]	— [11]	.87 [8]	.61 [8]	1.11 [8]
Class R-5:
10/31/2024	19.19	.34	4.58	4.92	(.32 )	—	(.32 )	23.79	25.89	1.50		.50	1.52
10/31/2023	17.57	.33	1.55	1.88	(.26 )	—	(.26 )	19.19	10.76	1.50		.50	1.68
10/31/2022	21.85	.27	(4.36)	(4.09)	(.19 )	—	(.19 )	17.57	(18.89)	— [11]	.52	.52	1.38
10/31/2021	16.81	.25	4.94	5.19	(.15 )	—	(.15 )	21.85	31.03	— [11]	.61	.55	1.22
10/31/2020[5,6]	16.72	.16	.41	.57	(.26 )	(.22 )	(.48 )	16.81	3.46 [7]	— [11]	.73 [8]	.63 [8]	.94 [8]
Class R-6:
10/31/2024	19.19	.35	4.59	4.94	(.33 )	—	(.33 )	23.80	25.98	11,757.45		.45	1.54
10/31/2023	17.58	.34	1.54	1.88	(.27 )	—	(.27 )	19.19	10.74	7,880.46		.46	1.75
10/31/2022	21.85	.28	(4.36)	(4.08)	(.19 )	—	(.19 )	17.58	(18.82)	6,776.47		.47	1.43
10/31/2021	16.81	.28	4.92	5.20	(.16 )	—	(.16 )	21.85	31.14	7,384.52		.47	1.32
10/31/2020[5,6]	16.72	.03	.55	.58	(.27 )	(.22 )	(.49 )	16.81	3.41 [7]	— [11]	.71 [8]	.68 [8]	.16 [8]

	Year ended October 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[14]	21%	23%	20%	6%	18%
Refer to the end of the table for footnotes.

American Funds Global Insight Fund	22

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	This share class began investment operations on November 8, 2019.
[7]	Not annualized.
[8]	Annualized.
[9]	Amount less than $.01.
[10]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[11]	Amount less than $1 million.
[12]	Class M shares were converted to Class F-3 shares on November 8, 2019.
[13]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

23	American Funds Global Insight Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Global Insight Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Global Insight Fund (the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
December 11, 2024
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

American Funds Global Insight Fund	24

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended October 31, 2024:
Foreign taxes	$0.01 per share
Foreign source income	$0.22 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$30,018,000
Corporate dividends received deduction	$79,187,000
U.S. government income that may be exempt from state taxation	$9,822,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2025, to determine the calendar year amounts to be included on their 2024 tax returns. Shareholders should consult their tax advisors.

25

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Global Insight Fund	26

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Global Insight Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: January 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2025